                                                        OMB APPROVAL
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                                                        SEC USE ONLY

                                             ----------------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM 13F

                               -----------------

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2006

               (Please read instructions before preparing form.)

If amended report check here: [ ]

Lawrence T. Perera
------------------------------------------------------
  Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street   Boston     MA      02109
-----------------   -----------------   ------   -------   -----
Business Address        (Street)        (City)   (State)   (Zip)

(617) 227-7940
-----------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2006.

                              Lawrence T. Perera
                              -------------------------------------------------
                              (Name of Institutional Investment Manager)


                              -------------------------------------------------
                              (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                       13F File No.:
-----                       ------------- --------------------------- -------------
1. Brian C. Broderick (12)* 28-11136      6. Stephen W. Kidder (35)*  28-11134
2. John M. Cornish          28-5362       7. Michael J. Puzo (25)*    28-06165
3. Fiduciary Trust Company  28-471        8. Kurt F. Somerville (32)* 28-10379
4. Marion Fremont-Smith     28-2724       9. Welch & Forbes, Inc.       28-262
5. Roy A. Hammer            28-5798       10.

* Refers to manager number on attached detail in Item 7.

 AS OF: September 30, 2006            FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                                   ITEM 8:
                                                ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                       ITEM 4:  SHARES   INVESTMENT  ITEM 7:  -----------------
ITEM 1:           ITEM 2:     ITEM 3:   FAIR      OR     DISCRETION  MANAGERS (A)   (B)    (C)
NAME              TITLE OF     CUSIP   MARKET  PRINCIPAL ----------- -------- ---- ------- ----
OF ISSUER          CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C)          SOLE SHARED  NONE
---------       ------------ --------- ------- --------- --- --- ---          ---- ------- ----
A F L A C INC   COMMON STOCK 001055102  243672     5325          XX                   2225
                                                                 XX      12            400
                                                                 XX      32           2700

AT&T            COMMON STOCK 001957109  110867     3405          XX                   3405

ABBOTT LABS     COMMON STOCK 002824100 1367935    28170          XX                  17370
                                                                 XX      32            800
                                                                 XX      35           8000
                                                                 XX   25,35           2000

AMAZON NOTE     CONV         023135AF3 1635584  1683999          XX                1117333
CONV SUB DEB    CORPORATE                                        XX      12          75000
                BONDS                                            XX      25          50000
                                                                 XX      32         275000
                                                                 XX      35         100000
                                                                 XX   25,35          66666

AMERICAN        COMMON STOCK 026874107  760731    11481          XX                   4262
  INTERNATIONAL                                                  XX      32           4219
  GROUP INC                                                      XX      35           3000

AMGEN INC       COMMON STOCK 031162100 2081094    29094          XX                  11344
                                                                 XX      12            500
                                                                 XX      25           3500
                                                                 XX      32           9750
                                                                 XX      35           4000

AS OF: September 30, 2006           FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                                ITEM 8:
                                              ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                     ITEM 4:  SHARES   INVESTMENT  ITEM 7:  ----------------
ITEM 1:           ITEM 2:   ITEM 3:   FAIR      OR     DISCRETION  MANAGERS (A)   (B)   (C)
NAME              TITLE OF   CUSIP   MARKET  PRINCIPAL ----------- -------- ---- ------ ----
OF ISSUER          CLASS    NUMBER    VALUE   AMOUNT   (A) (B) (C)          SOLE SHARED NONE
---------         -------- --------- ------- --------- --- --- ---          ---- ------ ----
ANALOG            COMMON
  DEVICES, INC.     STOCK  032654105 1132220   38524           XX                21058
                                                               XX      12          800
                                                               XX      25         3400
                                                               XX      32         9400
                                                               XX      35         3000
                                                               XX   25,35          866
APTARGROUP INC    COMMON
                    STOCK  038336103 1231957   24213           XX                15133
                                                               XX      12          700
                                                               XX      25         1800
                                                               XX      32         3180
                                                               XX      35         2500
                                                               XX   25,35          900
AUTOMATIC         COMMON
  DATA PROCESSING   STOCK  053015103 1258676   26588           XX                17788
                                                               XX      12          400
                                                               XX      25         4800
                                                               XX      35         2000
                                                               XX   25,35         1600
AVERY DENNISON    COMMON
  CORP              STOCK  053611109  646828   10750           XX                 6550
                                                               XX      25         1500
                                                               XX      32         2700

B P PLC ADR       COMMON
                    STOCK  055622104 3639362   55495           XX                32845
                                                               XX      12         1250
                                                               XX      25         6000
                                                               XX      32         8800
                                                               XX      35         5000
                                                               XX   25,35         1600

AS OF: September 30, 2006          FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                                ITEM 8:
                                             ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                    ITEM 4:  SHARES   INVESTMENT           -----------------
ITEM 1:         ITEM 2:    ITEM 3:   FAIR      OR     DISCRETION           (A)   (B)    (C)
NAME            TITLE OF    CUSIP   MARKET  PRINCIPAL ----------- ITEM 7:  ---- ------- ----
OF ISSUER        CLASS     NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED  NONE
---------       --------- --------- ------- --------- --- --- --- -------- ---- ------- ----
BANK OF         COMMON
  AMERICA CORP    STOCK   060505104  108747     2030          XX                   2030

BEA SYSTEMS     CORPORATE
  INC             &
                  FOREIGN 073325AD4 1780054  1788999          XX                1162333
                  BONDS                                       XX      12          65000
                                                              XX      25          50000
                                                              XX      32         345000
                                                              XX      35         100000
                                                              XX   25,35          66666
BERKSHIRE
  HATHAWAY
  INC           CL B      084670207  590364      186          XX                     56
                                                              XX      25             25
                                                              XX      35            105
BIOMET INC.     COMMON
                  STOCK   090613100  204407     6350          XX                   4250
                                                              XX      12            600
                                                              XX      35           1500
BRISTOL
  MYERS         COMMON
  SQUIBB CO       STOCK   110122108  558333    22405          XX                  16271
                                                              XX      25           5000
                                                              XX   25,35           1134
CANADIAN
  NATIONAL      COMMON
  RAILWAY CO      STOCK   136375102 1606512    38305          XX                  28771
                                                              XX      12            800
                                                              XX      25           3000
                                                              XX      32           4400
                                                              XX   25,35           1334
CATERPILLAR     COMMON
  INC             STOCK   149123101 1065960    16200          XX                  16200

AS OF: September 30, 2006          FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                               ITEM 8:
                                             ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                    ITEM 4:  SHARES   INVESTMENT           ----------------
ITEM 1:         ITEM 2:    ITEM 3:   FAIR      OR     DISCRETION           (A)   (B)   (C)
NAME            TITLE OF    CUSIP   MARKET  PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER        CLASS     NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------  --------  --------- ------- --------- --- --- --- -------- ---- ------ ----
CHEVRON CORP    COMMON
                  STOCK   166764100  883912   13628           XX                 6598
                                                              XX      12          850
                                                              XX      32          180
                                                              XX      35         6000
CHUBB CORP      COMMON
                  STOCK   171232101  633964   12201           XX                 1267
                                                              XX      32          600
                                                              XX      35         9000
                                                              XX   25,35         1334
CISCO SYS INC   COMMON
                  STOCK   17275R102  895416   38965           XX                 8295
                                                              XX      25         1800
                                                              XX      32        21820
                                                              XX      35         5250
                                                              XX   25,35         1800
CITIGROUP INC   COMMON
                  STOCK   172967101  364826    7345           XX                 6625
                                                              XX      32          720
COCA COLA CO    COMMON
                  STOCK   191216100  767111   17169           XX                 3369
                                                              XX      32         9300
                                                              XX      35         4500
COLGATE         COMMON
  PALMOLIVE CO    STOCK   194162103  235980    3800           XX                 3800

CONOCOPHILLIPS  COMMON
                  STOCK   20825C104  441058    7409           XX                 2109
                                                              XX      32         5300
E I DU PONT DE  COMMON
  NEMOURS & CO    STOCK   263534109 1081068   25235           XX                24835
                                                              XX      32          400

AS OF: September 30, 2006          FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                               ITEM 8:
                                             ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                    ITEM 4:  SHARES   INVESTMENT           ----------------
ITEM 1:          ITEM 2:   ITEM 3:   FAIR      OR     DISCRETION           (A)   (B)   (C)
NAME             TITLE OF   CUSIP   MARKET  PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER         CLASS    NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
---------        -------- --------- ------- --------- --- --- --- -------- ---- ------ ----
E M C CORP       COMMON
                   STOCK  268648102  806374   67310           XX                29976
                                                              XX      12         1000
                                                              XX      25         9000
                                                              XX      32        19000
                                                              XX      35         6000
                                                              XX   25,35         2334
EMERSON          COMMON
  ELECTRIC CO      STOCK  291011104 2761929   32935           XX                14758
                                                              XX      12         1000
                                                              XX      25         4000
                                                              XX      32         8311
                                                              XX      35         4000
                                                              XX   25,35          866
ENCANA CORP      COMMON
                   STOCK  292505104 2822457   60451           XX                40067
                                                              XX      12         1650
                                                              XX      25         3200
                                                              XX      32        10400
                                                              XX      35         4000
                                                              XX   25,35         1134
EXXON MOBIL      COMMON
  CORP             STOCK  30231G102 7742870  115393           XX                76423
                                                              XX      12         1220
                                                              XX      25         7000
                                                              XX      32        28750
                                                              XX   25,35         2000
FUEL CELL ENERGY COMMON
  INC              STOCK  35952H106  153250   20138           XX                11938
                                                              XX      12          800
                                                              XX      32         4700
                                                              XX      35         1700
                                                              XX   25,35         1000

AS OF: September 30, 2006          FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                               ITEM 8:
                                             ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                    ITEM 4:  SHARES   INVESTMENT           ----------------
ITEM 1:        ITEM 2:     ITEM 3:   FAIR      OR     DISCRETION           (A)   (B)   (C)
NAME           TITLE OF     CUSIP   MARKET  PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER       CLASS      NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
-------------  ---------  --------- ------- --------- --- --- --- -------- ---- ------ ----
GENENTECH INC  COMMON
                 STOCK    368710406  454850    5500           XX      32         5500
GENERAL        COMMON
  ELECTRIC CO    STOCK    369604103 5104628  144607           XX                85637
                                                              XX      12          900
                                                              XX      25        11000
                                                              XX      32        30170
                                                              XX      35        14500
                                                              XX   25,35         2400
GENERAL MILLS  COMMON
  INC            STOCK    370334104  289226    5110           XX                 5110

GILEAD         COMMON
  SCIENCES       STOCK    375558103  464198    6750           XX                 3550
                                                              XX      32         3200

HSBC HOLDINGS
  PLC          SPONSORED  404280406  583961    6380           XX                  550
                 ADR NEW                                      XX      32         5430
                                                              XX   25,35          400

HELMERICH &    COMMON
  PAYNE INC      STOCK    423452101  423752   18400           XX                 7200
                                                              XX      32         4200
                                                              XX      35         7000

HERSHEY FOODS  COMMON     427866108 1015550   19000           XX                 3000
  CORPORATION    STOCK                                        XX      32        16000

HEWLETT        COMMON
  PACKARD CO     STOCK    428236103  469265   12790           XX                 7590
                                                              XX      25         5200

AS OF: September 30, 2006          FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                               ITEM 8:
                                             ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                    ITEM 4:  SHARES   INVESTMENT           ----------------
ITEM 1:          ITEM 2:   ITEM 3:   FAIR      OR     DISCRETION           (A)   (B)   (C)
NAME             TITLE OF   CUSIP   MARKET  PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER         CLASS    NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
---------        -------- --------- ------- --------- --- --- --- -------- ---- ------ ----
INTEL            COMMON
  CORPORATION      STOCK  458140100 2579622  125407           XX                71173
                                                              XX      12         2200
                                                              XX      25        12000
                                                              XX      32        29700
                                                              XX      35         6000
                                                              XX   25,35         4334
INTL BUSINESS    COMMON
  MACHINES         STOCK  459200101 1086115   13225           XX                10325
                                                              XX      32         2900
JP MORGAN        COMMON
  CHASE & CO       STOCK  46625H100  107773    2295           xx                 2295

JOHNSON &        COMMON
  JOHNSON          STOCK  478160104 5221501   80405           XX                42193
                                                              XX      12         1400
                                                              XX      25         7100
                                                              XX      32        23246
                                                              XX      35         4000
                                                              XX   25,35         2466
ELI LILLY & CO.  COMMON
                   STOCK  532457108 1206291   21163           XX                 7427
                                                              XX      32        13736
LINCOLN NATL     COMMON
  CORP IND         STOCK  534187109 1770832   28525           XX                19961
                                                              XX      12          987
                                                              xx      35         7577
MERCK & CO INC   COMMON
                   STOCK  589331107 2672131   63774           XX                36549
                                                              XX      12          450
                                                              XX      25         8000
                                                              XX      32        18775

AS OF: September 30, 2006           FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                                ITEM 8:
                                              ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                     ITEM 4:  SHARES   INVESTMENT           ----------------
ITEM 1:        ITEM 2:      ITEM 3:   FAIR      OR     DISCRETION           (A)   (B)   (C)
NAME           TITLE OF      CUSIP   MARKET  PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER       CLASS       NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
----------- -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
MICROSOFT   COMMON
  CORP        STOCK        594918104 1512017   55284           XX                31784
                                                               XX      32        14200
                                                               XX      35         4500
                                                               XX   25,35         4800
NATIONAL
  AUSTRALIA CAP UNITS
  BANK LTD    EXCHANGEABLE 632525309  233466    5300           XX      32         5300

NEW YORK
  TIMES CO  CL A           650111107 2179285   94834           XX                94834

NOKIA
  CORP      COMMON
  ADR A       STOCK        654902204  571522   29026           XX                15142
                                                               XX      12         1000
                                                               XX      25         5000
                                                               XX      32         6750
                                                               XX   25,35         1134
NOVARTIS    COMMON
  AG ADR      STOCK        66987V109 1314900   22500           XX                10900
                                                               XX      12          800
                                                               XX      32         8500
                                                               XX      35         1500
                                                               XX   25,35          800
ORACLE      COMMON
  CORP        STOCK        68389X105  274952   15499           XX                 4033
                                                               XX      12         1200
                                                               XX      32         8200
                                                               XX   25,35         2066
PEPSICO INC COMMON
              STOCK        713448108 1616947   24777           XX                15217
                                                               XX      12          100
                                                               XX      25         5526
                                                               XX      32         2400
                                                               XX      35         1000

AS OF: September 30, 2006           FORM 13F           SEC FILE # LAWRENCE T PERERA/28-06167

                                                                                ITEM 8:
                                              ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                    ITEM 4:   SHARES   INVESTMENT           ----------------
ITEM 1:         ITEM 2:    ITEM 3:   FAIR       OR     DISCRETION           (A)   (B)   (C)
NAME            TITLE OF    CUSIP   MARKET   PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER        CLASS     NUMBER    VALUE    AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
---------      ---------- --------- -------- --------- --- --- --- -------- ---- ------ ----
                                                               XX   25,35           534
PFIZER INC     COMMON
                 STOCK    717081103   782792   27602           XX                 22902
                                                               XX      12           400
                                                               XX      32          4300
PROCTER &      COMMON
  GAMBLE CO      STOCK    742718109  2716583   43830           XX                 35230
                                                               XX      12           600
                                                               XX      35          8000
T ROWE PRICE   COMMON
  GROUP INC      STOCK    74144T108 15981900  334000           XX                334000

ROYAL DUTCH    SPONSORED
  SHELL PLC      ADR
                 REPSTG A 780259206   858375   12986           XX                  1250
                 SHS                                           XX      32          5736
                                                               XX      35          4800
                                                               XX   25,35          1200

SAN JUAN BASIN COMMON     798241105   236644    6700           XX                  2300
  ROYALTY        STOCK                                         XX      12           400
  TRUST                                                        XX      35          4000

SCHLUMBERGER   COMMON
  LTD            STOCK    806857108  1051409   16950           XX                  1950
                                                               XX      32         15000
J M SMUCKER    COMMON
  CO NEW         STOCK    832696405   386957    8070           XX                  7070
                                                               XX      32          1000
SNAP ON INC    COMMON
                 STOCK    833034101   441045    9900           XX                  5300
                                                               XX      32          1600
                                                               XX      35          3000
STATE STREET   COMMON
  CORP           STOCK    857477103  1765109   28287           XX                 17787
                                                               XX      32          8100
                                                               XX   25,35          2400

AS OF: September 30, 2006            FORM 13F             SEC FILE # LAWRENCE T PERERA/28-06167

                                                                                   ITEM 8:
                                                 ITEM 5:    ITEM 6:            VOTING AUTHORITY
                                      ITEM 4:    SHARES   INVESTMENT           ----------------
ITEM 1:         ITEM 2:    ITEM 3:     FAIR        OR     DISCRETION           (A)   (B)   (C)
NAME            TITLE OF    CUSIP     MARKET    PRINCIPAL ----------- ITEM 7:  ---- ------ ----
OF ISSUER        CLASS     NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------  --------  --------- ----------- --------- --- --- --- -------- ---- ------ ----
SYSCO CORP      COMMON
                  STOCK   871829107      645585   19300           XX                  300
                                                                  XX      35        19000
3 M COMPANY     COMMON
                  STOCK   88579Y101     2530206   33999           XX                23165
                                                                  XX      12          950
                                                                  XX      25         2000
                                                                  XX      32         5050
                                                                  XX      35         1500
                                                                  XX   25,35         1334
UNION PACIFIC   COMMON
  CORP            STOCK   907818108      312400    3550           XX                 1550
                                                                  XX      25         2000

UNITED
  NATURAL       COMMON    911163103      625998   20200           XX                11000
  FOODS INC       STOCK                                           XX      12          500
                                                                  XX      32         4200
                                                                  XX      35         4500
UNITED          COMMON
  TECHNOLOGIES    STOCK   913017109      830138   13104           XX                13104

WELLS FARGO &   COMMON    949746101      559415   15462           XX                 1400
  CO (NEW)        STOCK                                           XX      32         5600
                                                                  XX      35         8462

WYETH           COMMON
                  STOCK   983024100      439613    8647           XX                 8647

ZIMMER          COMMON
  HOLDINGS INC    STOCK   98956P102      302738    4485           XX                  435
                                                                  XX      25         1000
                                                                  XX      32         1700
                                                                  XX      35          800
                                                                  XX   25,35          550
ZIONS BANCORP   COMMON
                STOCK     989701107      379098    4750           XX      35         4750
AGGREGATE
  TOTAL                             101,612,307